Transactions with related parties (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Other Revenues		€ 4,058	€ 931	€ 1,252
Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				833
Payables and other liabilities				1,663
Guarantees				6,301
Goods Costs				1,488
Services Costs				5,318
Other Costs				131
Goods Revenues				957
Services Revenues				385
Other Revenues				69
Other operating (expense) income				96
Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				303
Payables and other liabilities				207
Guarantees				68
Goods Costs				10
Services Costs				186
Other Costs				6
Goods Revenues				1
Services Revenues				342
Other Revenues				1
Continuing and Discontinued operations [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		910	1,095	1,136
Payables and other liabilities		2,891	2,400	1,870
Guarantees		8,603	8,399	6,369
Goods Costs		1,212	1,038	1,498
Services Costs		7,712	7,103	5,504
Other Costs		274	95	137
Goods Revenues		1,056	855	958
Services Revenues		511	383	727
Other Revenues		41	74	70
Other operating (expense) income		331	247	96
Pension funds and foundations [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		1
Payables and other liabilities		2	2
Services Costs			4
Other Costs		25	28
Goods Revenues		1
Pension funds and foundations [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				1
Payables and other liabilities				2
Services Costs				4
Other Costs				50
Pension funds and foundations [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Other Costs				1
Groupement Sonatrach - Agip and Organe Conjoint des Operations [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		39	176
Payables and other liabilities		145	331
Goods Costs		19	5
Services Costs		484	413
Other Costs		27	5
Services Revenues		42	58
Other Revenues			12
Groupement Sonatrach - Agip and Organe Conjoint des Operations [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				185
Payables and other liabilities				300
Services Costs				453
Other Costs				12
Goods Revenues				35
Services Revenues				60
Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		295	458
Payables and other liabilities		1,731	1,152
Guarantees		8,421	8,152
Goods Costs		713	610
Services Costs		4,629	3,789
Other Costs		7	18
Goods Revenues		289	195
Services Revenues		105	82
Other Revenues		18	40
Other operating (expense) income		28	47
Joint ventures and associates [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				199
Payables and other liabilities				473
Guarantees				6,185
Goods Costs				821
Services Costs				1,596
Other Costs				9
Goods Revenues				60
Services Revenues				99
Other Revenues				37
Other operating (expense) income				(6)
Joint ventures and associates [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				277
Payables and other liabilities				155
Guarantees				68
Goods Costs				10
Services Costs				181
Other Costs				5
Goods Revenues				1
Services Revenues				306
Other Revenues				1
Joint ventures and associates [Member] | Petrobel Belayim Petroleum Co [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		86	225
Payables and other liabilities		1,205	532
Services Costs		3,168	1,940
Services Revenues		8
Other Revenues			2
Joint ventures and associates [Member] | Petrobel Belayim Petroleum Co [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				16
Payables and other liabilities				183
Services Costs				543
Joint ventures and associates [Member] | Petrobel Belayim Petroleum Co [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				19
Services Revenues				86
Joint ventures and associates [Member] | Coral FLNG SA [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		20
Payables and other liabilities		4
Guarantees		1,094
Services Revenues		26
Other Revenues		2
Joint ventures and associates [Member] | Saipem Group [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		63	64
Payables and other liabilities		76	224
Guarantees		7,270	8,094
Services Costs		450	775
Other Costs			6
Goods Revenues		5	9
Services Revenues		30	37
Other Revenues		9	5
Joint ventures and associates [Member] | Karachaganak Petroleum Operating BV [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		36	47
Payables and other liabilities		121	187
Goods Costs		652	573
Services Costs		295	333
Other Costs		4	12
Goods Revenues			7
Services Revenues			1
Other Revenues			19
Joint ventures and associates [Member] | Karachaganak Petroleum Operating BV [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				48
Payables and other liabilities				171
Goods Costs				748
Services Costs				403
Other Costs				8
Services Revenues				10
Joint ventures and associates [Member] | Mellitah Oil & Gas BV [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		5	7
Payables and other liabilities		220	134
Goods Costs		34	5
Services Costs		461	472
Services Revenues		2
Joint ventures and associates [Member] | Mellitah Oil & Gas BV [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				8
Payables and other liabilities				16
Goods Costs				46
Services Costs				339
Services Revenues				19
Joint ventures and associates [Member] | Mellitah Oil & Gas BV [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				9
Services Costs				7
Joint ventures and associates [Member] | Agiba Petroleum Co [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		1	1
Payables and other liabilities		83	50
Services Costs		142	156
Joint ventures and associates [Member] | Agiba Petroleum Co [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				6
Payables and other liabilities				60
Services Costs				187
Joint ventures and associates [Member] | Union Fenosa Gas SA [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Guarantees		57	57
Goods Costs		1
Other Costs		2
Goods Revenues		202	93
Other Revenues			1
Other operating (expense) income		28
Joint ventures and associates [Member] | Union Fenosa Gas SA [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				1
Guarantees				57
Other operating (expense) income				(4)
Joint ventures and associates [Member] | Other [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets	[1]	84	114
Payables and other liabilities	[1]	22	25
Guarantees	[1]		1
Goods Costs	[1]	26	32
Services Costs	[1]	113	113
Other Costs	[1]	1
Goods Revenues	[1]	82	86
Services Revenues	[1]	39	44
Other Revenues	[1]	7	13
Other operating (expense) income	[1]		47
Joint ventures and associates [Member] | Other [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets	[1]			118
Payables and other liabilities	[1]			42
Goods Costs	[1]			27
Services Costs	[1]			124
Other Costs	[1]			1
Goods Revenues	[1]			60
Services Revenues	[1]			70
Other Revenues	[1]			37
Other operating (expense) income	[1]			(2)
Joint ventures and associates [Member] | Other [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets	[1]			14
Payables and other liabilities	[1]			27
Goods Costs	[1]			10
Services Costs	[1]			54
Goods Revenues	[1]			1
Services Revenues	[1]			21
Other Revenues	[1]			1
Joint ventures and associates [Member] | CEPAV Due [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Payables and other liabilities				1
Joint ventures and associates [Member] | CEPAV Due [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				60
Payables and other liabilities				99
Guarantees				68
Services Costs				101
Services Revenues				145
Joint ventures and associates [Member] | CEPAV Uno [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Guarantees				6,122
Joint ventures and associates [Member] | CEPAV Uno [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				9
Payables and other liabilities				3
Services Costs				3
Services Revenues				1
Joint ventures and associates [Member] | Petromar Lda [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				2
Guarantees				6
Joint ventures and associates [Member] | Petromar Lda [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				97
Payables and other liabilities				16
Services Costs				16
Services Revenues				45
Joint ventures and associates [Member] | KWANDA - Suporte Logistico Lda [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				69
Payables and other liabilities				10
Other Costs				5
Services Revenues				8
Unconsolidated entities controlled by Eni [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		97	78
Payables and other liabilities		24	17
Guarantees		181	246
Goods Costs		4	4
Services Costs		10	4
Goods Revenues		2	6
Services Revenues		11	4
Other Revenues		1	2
Unconsolidated entities controlled by Eni [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				82
Payables and other liabilities				20
Guarantees				113
Goods Costs				2
Services Costs				2
Goods Revenues				4
Services Revenues				5
Other Revenues				2
Unconsolidated entities controlled by Eni [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				1
Payables and other liabilities				1
Services Costs				2
Unconsolidated entities controlled by Eni [Member] | Other [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets	[1]	20	9
Payables and other liabilities	[1]	23	16
Guarantees	[1]	7	51
Goods Costs	[1]	4	4
Services Costs	[1]	10	4
Goods Revenues	[1]	2	6
Services Revenues	[1]	4	2
Other Revenues	[1]	1	2
Unconsolidated entities controlled by Eni [Member] | Other [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets	[1]			17
Payables and other liabilities	[1]			19
Guarantees	[1]			3
Goods Costs	[1]			2
Services Costs	[1]			2
Goods Revenues	[1]			4
Services Revenues	[1]			2
Other Revenues	[1]			2
Unconsolidated entities controlled by Eni [Member] | Other [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets	[1]			1
Payables and other liabilities	[1]			1
Services Costs	[1]			2
Unconsolidated entities controlled by Eni [Member] | Eni BTC Ltd [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Guarantees		169	192
Unconsolidated entities controlled by Eni [Member] | Industria Siciliana Acido Fosforico - ISAF SPA [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		77	69
Payables and other liabilities		1	1
Guarantees		5	3
Services Revenues		7	2
Unconsolidated entities controlled by Eni [Member] | Industria Siciliana Acido Fosforico - ISAF SPA [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				65
Payables and other liabilities				1
Guarantees				9
Services Revenues				3
Unconsolidated entities controlled by Eni [Member] | Eni Mexico S. de RL de CV [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Guarantees				101
Joint venture and associate and Unconsolidated entities controlled by reporting entity [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		392	536
Payables and other liabilities		1,755	1,169
Guarantees		8,602	8,398
Goods Costs		717	614
Services Costs		4,639	3,793
Other Costs		7	18
Goods Revenues		291	201
Services Revenues		116	86
Other Revenues		19	42
Other operating (expense) income		28	47
Joint venture and associate and Unconsolidated entities controlled by reporting entity [member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				281
Payables and other liabilities				493
Guarantees				6,298
Goods Costs				823
Services Costs				1,598
Other Costs				9
Goods Revenues				64
Services Revenues				104
Other Revenues				39
Other operating (expense) income				(6)
Entities controlled by the Government [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		478	383
Payables and other liabilities		989	898
Guarantees		1	1
Goods Costs		476	419
Services Costs		2,589	2,893
Other Costs		215	44
Goods Revenues		764	654
Services Revenues		353	239
Other Revenues		22	20
Other operating (expense) income		303	200
Entities controlled by the Government [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				366
Payables and other liabilities				868
Guarantees				3
Goods Costs				665
Services Costs				3,263
Other Costs				60
Goods Revenues				858
Services Revenues				221
Other Revenues				30
Other operating (expense) income				102
Entities controlled by the Government [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				25
Payables and other liabilities				51
Services Costs				3
Services Revenues				36
Entities controlled by the Government [Member] | Other [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets	[1]	50	43
Payables and other liabilities	[1]	21	24
Goods Costs	[1]	2
Services Costs	[1]	27	37
Other Costs	[1]	9
Goods Revenues	[1]	11	62
Services Revenues	[1]	4	6
Other Revenues	[1]	1
Other operating (expense) income	[1]	1
Entities controlled by the Government [Member] | Other [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets	[1]			22
Payables and other liabilities	[1]			38
Services Costs	[1]			56
Other Costs	[1]			6
Goods Revenues	[1]			29
Services Revenues	[1]			1
Entities controlled by the Government [Member] | Other [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Services Costs	[1]			3
Entities controlled by the Government [Member] | Other [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Payables and other liabilities	[1]			5
Entities controlled by the Government [Member] | Enel Group [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		123	151
Payables and other liabilities		187	254
Goods Costs		19	28
Services Costs		603	780
Goods Revenues		94	88
Services Revenues		70	95
Other Revenues			18
Other operating (expense) income		285	182
Entities controlled by the Government [Member] | Enel Group [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				138
Payables and other liabilities				203
Services Costs				1,063
Goods Revenues				196
Services Revenues				134
Other operating (expense) income				90
Entities controlled by the Government [Member] | Snam Group [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		187	44
Payables and other liabilities		351	541
Guarantees			1
Goods Costs		68	125
Services Costs		1,153	1,902
Other Costs			5
Goods Revenues		83	99
Services Revenues		2	14
Entities controlled by the Government [Member] | Snam Group [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				144
Payables and other liabilities				522
Guarantees				3
Goods Costs				137
Services Costs				2,014
Other Costs				5
Goods Revenues				249
Services Revenues				24
Other Revenues				1
Entities controlled by the Government [Member] | Snam Group [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				25
Payables and other liabilities				46
Services Revenues				36
Entities controlled by the Government [Member] | Terna Group [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		35	33
Payables and other liabilities		31	46
Goods Costs		84	60
Services Costs		122	165
Other Costs		6	7
Goods Revenues		98	61
Services Revenues		56	56
Other operating (expense) income		15	13
Entities controlled by the Government [Member] | Terna Group [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				18
Payables and other liabilities				42
Goods Costs				109
Services Costs				125
Other Costs				14
Goods Revenues				77
Services Revenues				19
Other Revenues				29
Other operating (expense) income				12
Entities controlled by the Government [Member] | GSE [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		69	58
Payables and other liabilities		219	32
Goods Costs		303	206
Services Costs		6	5
Other Costs		197	32
Goods Revenues		470	344
Services Revenues		211	68
Other Revenues		21	2
Other operating (expense) income		2	5
Entities controlled by the Government [Member] | GSE [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets				44
Payables and other liabilities				63
Goods Costs				419
Services Costs				5
Other Costs				35
Goods Revenues				307
Services Revenues				€ 43
Entities controlled by the Government [Member] | Italgas Group [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables and other assets		14	54
Payables and other liabilities		180	1
Guarantees		1
Services Costs		678	€ 4
Other Costs		3
Goods Revenues		8
Services Revenues		€ 10

[1]	Each individual amount included herein was lower than €50 million.